Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - MXN ($) $ in Thousands	Total	Capital Stock [Member]	Legal Reserve [Member]	Retained Earnings [Member]	Unrealized Loss on Equity Investment at Fair Value [Member]	Re-measurement of Defined Benefit Plans [Member]	Cumulative Translation Adjustment [Member]	Revaluation Surplus [Member]	Total Equity Attributable to Equity Holders of the Parent [Member]	Non-controlling Interests [Member]
Beginning balance at Dec. 31, 2023	$ 421,702,382	$ 95,362,024	$ 358,440	$ 545,295,288	$ (11,996,005)	$ (110,768,616)	$ (164,975,378)	$ 13,436,792	$ 366,712,545	$ 54,989,837
Changes in equity
Net profit for the period	22,034,357	0	0	18,827,631	0	0	0	0	18,827,631	3,206,726
Unrealized income on equity and debt investments at fair value, net of deferred taxes	10,173,257	0	0	0	10,173,257	0	0	0	10,173,257	0
Remeasurement of defined benefit plan, net of deferred taxes	(119,360)	0	0	0	0	(102,018)	0	0	(102,018)	(17,342)
Effect of translation of foreign entities	73,198,015	0	0	0	0	(1,155,030)	62,572,875	2,215,708	63,633,553	9,564,462
Transfer of revaluation surplus, net of deferred taxes	0	0	0	377,878	0	0	0	(377,878)	0	0
Comprehensive income (loss) for the period	105,286,269	0	0	19,205,509	10,173,257	(1,257,048)	62,572,875	1,837,830	92,532,423	12,753,846
Dividends declared	(31,664,793)	0	0	(29,564,764)	0	0	0	0	(29,564,764)	(2,100,029)
Repurchase of shares	(16,384,168)	(3,927)	0	(16,380,241)	0	0	0	0	(16,384,168)	0
Other acquisitions of non-controlling interests	(1,914,160)	0	0	85,892	0	0	0	0	85,892	(2,000,052)
Ending balance at Sep. 30, 2024	477,025,530	95,358,097	358,440	518,641,684	(1,822,748)	(112,025,664)	(102,402,503)	15,274,622	413,381,928	63,643,602
Beginning balance at Dec. 31, 2024	432,184,321	95,356,548	358,440	516,890,227	(8,510,191)	(138,698,497)	(112,295,055)	15,983,878	369,085,350	63,098,971
Changes in equity
Net profit for the period	67,736,307	0	0	63,684,840	0	0	0	0	63,684,840	4,051,467
Unrealized income on equity and debt investments at fair value, net of deferred taxes	965,081	0	0	0	965,081	0	0	0	965,081	0
Remeasurement of defined benefit plan, net of deferred taxes	7,506,982	0	0	0	0	7,521,841	0	0	7,521,841	(14,859)
Effect of translation of foreign entities	(8,369,967)	0	0	0	0	525,737	(10,164,672)	464,055	(9,174,880)	804,913
Transfer of revaluation surplus, net of deferred taxes	0	0	0	629,165	0	0	0	(629,165)	0	0
Comprehensive income (loss) for the period	67,838,403	0	0	64,314,005	965,081	8,047,578	(10,164,672)	(165,110)	62,996,882	4,841,521
Dividends declared	(33,669,625)	0	0	(31,419,569)	0	0	0	0	(31,419,569)	(2,250,056)
Repurchase of shares	(10,814,577)	(2,561)	0	(10,812,016)	0	0	0	0	(10,814,577)	0
Other acquisitions of non-controlling interests	(262,175)	0	0	(25,774)	0	0	0	0	(25,774)	(236,401)
Ending balance at Sep. 30, 2025	$ 455,276,347	$ 95,353,987	$ 358,440	$ 538,946,873	$ (7,545,110)	$ (130,650,919)	$ (122,459,727)	$ 15,818,768	$ 389,822,312	$ 65,454,035